SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS

7.     SHORT-TERM INVESTMENTS

The Group measured the held-to-maturity securities at amortized cost. As of December 31, 2011, the Group’s held-to-maturity securities consisted of trust fund and financial product issued by bank carried at amortized cost of $9,722,484. A gain of $283,889 was recognized in the consolidated statement of operations for the year ended December 31, 2011.

The Group measured the trading securities at fair value based on quoted market prices in an active market. As a result the Group has determined the valuation of its trading securities falls within Level 1of the fair value hierarchy. As of December 31, 2010 and 2011, the fair value of trading securities was $31,272 and $54,772, respectively. Gains from the trading securities were recognized in the consolidated statement of operations for the years ended December 31, 2010 and 2011 were $1,138,147 and $266,705, respectively.

The following provides additional information concerning the Group’s available-for-sale securities which consist of a stock fund issued by certain financial institution:

	As of December 31, 2011
		Gross unrealized losses	Exchange difference
	Costs			Fair value
Available-for-sale securities	952,411	(38,185)	9,356	923,582
Total	952,411	(38,185)	9,356	923,582

The Group classified this investment as available-for-sale securities and reported it at the fair value shown in the weekly statement provided by the financial institution which the Group believes a Level 3 valuation.

The following table presents changes in level 3 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2011:

Year ended
December 31, 2011
Beginning balance	—
Purchases	16,090,819
Redemption	(15,876,624)
Realized gain	481,850
Unrealized loss	(38,185)
Exchange difference	265,722

Ending balance	923,582

The following table provides additional information on the realized gains of the sale of available-for-sale securities as of December 31, 2011. For purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2011
				Exchange
	Proceeds	Costs	Gains	difference
Available-for-sale securities	15,876,624	15,138,408	481,850	256,366

Total	15,876,624	15,138,408	481,850	256,366